Income Taxes - Summary of Income Tax Related to Components of Other Comprehensive Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Items that will not be reclassified to profit and loss:
Remeasurements of defined benefit plans	€ (4)	€ 1	€ 17
Items that will not be reclassified to profit and loss	(4)	1	17
Items that may be reclassified subsequently to profit and loss:
Unrealized (Gains) / losses on revaluation of FVOCI investments	(419)	237	(487)
Revaluation reserve - Insurance contracts	174	(530)	397
Revaluation reserve - Reinsurance contracts	(22)	177	(126)
Changes in cash flow hedging reserve	49	45	42
Movement in foreign currency translation and net foreign investment hedging reserve	0	7	3
Items that may be reclassified subsequently to profit or loss	(218)	(64)	(171)
Total income tax related to items of other comprehensive income	€ (222)	€ (63)	€ (154)